Assets Held in the Stable Value Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 062 - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EBP, Master Trust [Line Items]
Total Master Trust net assets	$ 63,895,113	$ 51,933,096	$ 46,123,389
Plan's Interest in Master Trust Balance (%)	2.00%	2.00%
Master Trust Balance
EBP, Master Trust [Line Items]
Fully benefit-responsive synthetic investment contracts - at contract value	$ 345,329,447	$ 348,635,756
Investments, at fair value	359,540,516	358,211,320
Total Master Trust net assets	359,246,847	357,875,146
Plan Interest
EBP, Master Trust [Line Items]
Fully benefit-responsive synthetic investment contracts - at contract value	6,265,161	5,974,834
Investments, at fair value	6,522,986	6,138,938
Total Master Trust net assets	$ 6,517,658	$ 6,133,176
Plan's Interest in Master Trust Balance (%)	2.00%	2.00%
Common collective trusts - at fair value | Master Trust Balance
EBP, Master Trust [Line Items]
Investments, at fair value	$ 14,211,069	$ 9,575,564
Common collective trusts - at fair value | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	$ 257,825	$ 164,104
Plan's Interest in Master Trust Balance (%)	2.00%	2.00%
Cash and pending activity | Master Trust Balance
EBP, Master Trust [Line Items]
Investments, at fair value	$ (293,669)	$ (336,174)
Cash and pending activity | Plan Interest
EBP, Master Trust [Line Items]
Investments, at fair value	$ (5,328)	$ (5,762)
Plan's Interest in Master Trust Balance (%)	2.00%	2.00%